Pay vs Performance Disclosure		12 Months Ended			24 Months Ended	36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance metrics of the Company. For further information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “—Compensation Philosophy and Objectives” and “—Compensation Elements”.

			Average Summary	Average	Value of Initial Fixed $100 Investment Return on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Compensation Table Total for Non-CEO NEOs(3)	Compensation Actually Paid to Non-CEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income	Compensation EBITDA(7)
2022	$8,587,627	$1,753,622	$5,909,537	$1,579,668	$61	$116	$196,400,000	$963,000,000
2021	$19,990,492	$30,999,620	$4,632,973	$6,962,418	$109	$173	$250,000,000	$877,000,000
2020	$9,056,207	$469,965	$2,429,455	$771,103	$73	$99	$(220,500,000)	$450,000,000

(1)	Mr. White served as our Chief Executive Officer in 2020 and 2021, and Mr. Forrester served as our Chief Executive Officer in 2022. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Forrester in 2022 and for Mr. White in 2021 and 2020, respectively, in the “Total” column of the Summary Compensation Table. Refer to “—Executive Compensation Tables—Summary Compensation Table.”

(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Forrester in 2022 and to Mr. White in 2021 and 2020, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such individuals during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below shows adjustments which were made to our CEO’s total compensation for each year to determine the “compensation actually paid”. For such adjustments, equity values were calculated in accordance with FASB ASC Topic 718.

	2022 (Forrester)	2021 (White)	2020 (White)
Total Compensation as Reported in Summary Compensation Table	$8,587,627	$19,990,492	$9,056,207
Reported Value of Equity Awards Granted During the Year	$(5,603,359)	$(15,000,003)	$(7,113,074)
Year End Fair Value of Equity Awards Granted in the Year	$2,965,165	$20,428,663	$6,154,568
Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(3,951,950)	$4,462,058	$(3,633,452)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$—	$—
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(111,276)	$1,118,410	$(3,994,284)
Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	$(132,585)	$—	$—
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid to CEO	$1,753,622	$30,999,620	$469,965

(3)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding our CEO in each year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Named Executive Officers (excluding our CEO each year) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Johnston, Mr. White, Ms. MacKay and Mr. McDonald; (ii) for 2021, Duncan Palmer, Mr. Johnston, Mr. Forrester, Ms. MacKay and Nathaniel Robinson; and (iii) for 2020, Mr. Palmer, Mr. Forrester, Ms. MacKay and Brett Soloway.
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding our CEO for the year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding our CEO for the year) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below shows adjustments which were made to average total compensation for the Named Executive Officers as a group (excluding our CEO for the year) for each year to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with FASB ASC Topic 718.

	Non-CEO NEOs
	2022	2021	2020
Average Total Compensation as Reported in Summary Compensation Table	$5,909,537	$4,632,973	$2,429,455
Average Reported Value of Equity Awards Granted During the Year	$(4,770,788)	$(2,250,001)	$(1,464,204)
Average Year End Fair Value of Equity Awards Granted in the Year	$2,524,588	$3,097,205	$1,418,019
Year-over-Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(1,943,671)	$1,455,792	$(1,249,387)
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$—	$—
Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(90,273)	$26,450	$(312,805)
Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	$(49,725)	$—	$(49,976)
Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Average Compensation Actually Paid to NEO	$1,579,668	$6,962,418	$771,103

(5)	Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is comprised of three global commercial real estate services companies publicly traded in the United States: Jones Lang LaSalle Incorporated (NYSE: JLL), CBRE Group, Inc. (NYSE: CBRE), and Colliers International Group Inc. (NASDAQ: CIGI). This group represents our “Direct Peers” as disclosed in the Compensation Discussion and Analysis section of our Proxy Statement in 2022, 2021 and 2020.
(7)	Adjusted EBITDA is defined as net income plus depreciation and amortization, interest expense net of interest income, provision for income taxes, unrealized loss on investments (net), integration and other cost related to merger, pre-IPO stock-based compensation, acquisition related costs and efficiency initiatives, and other items. Compensation EBITDA is defined as Adjusted EBITDA further adjusted for (a) currency rate fluctuations, (b) certain government subsidiaries and (c) certain other one-time items outside of our control. While the Company uses numerous financial and non-financial measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Compensation EBITDA represents the most important measure used by the Company to link compensation actually paid to our Named Executive Officers to Company performance for the most recently completed year.

Company Selected Measure Name		Compensation EBITDA
Named Executive Officers, Footnote [Text Block]						(3)The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding our CEO in each year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Named Executive Officers (excluding our CEO each year) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Johnston, Mr. White, Ms. MacKay and Mr. McDonald; (ii) for 2021, Duncan Palmer, Mr. Johnston, Mr. Forrester, Ms. MacKay and Nathaniel Robinson; and (iii) for 2020, Mr. Palmer, Mr. Forrester, Ms. MacKay and Brett Soloway.
Peer Group Issuers, Footnote [Text Block]						(6)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is comprised of three global commercial real estate services companies publicly traded in the United States: Jones Lang LaSalle Incorporated (NYSE: JLL), CBRE Group, Inc. (NYSE: CBRE), and Colliers International Group Inc. (NASDAQ: CIGI). This group represents our “Direct Peers” as disclosed in the Compensation Discussion and Analysis section of our Proxy Statement in 2022, 2021 and 2020.
PEO Total Compensation Amount	[1]	$ 8,587,627	$ 19,990,492	$ 9,056,207
PEO Actually Paid Compensation Amount	[2]	1,753,622	30,999,620	469,965
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Forrester in 2022 and to Mr. White in 2021 and 2020, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such individuals during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below shows adjustments which were made to our CEO’s total compensation for each year to determine the “compensation actually paid”. For such adjustments, equity values were calculated in accordance with FASB ASC Topic 718.

	2022 (Forrester)	2021 (White)	2020 (White)
Total Compensation as Reported in Summary Compensation Table	$8,587,627	$19,990,492	$9,056,207
Reported Value of Equity Awards Granted During the Year	$(5,603,359)	$(15,000,003)	$(7,113,074)
Year End Fair Value of Equity Awards Granted in the Year	$2,965,165	$20,428,663	$6,154,568
Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(3,951,950)	$4,462,058	$(3,633,452)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$—	$—
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(111,276)	$1,118,410	$(3,994,284)
Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	$(132,585)	$—	$—
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid to CEO	$1,753,622	$30,999,620	$469,965

Non-PEO NEO Average Total Compensation Amount	[3]	5,909,537	4,632,973	2,429,455
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 1,579,668	6,962,418	771,103
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(4)The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding our CEO for the year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding our CEO for the year) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below shows adjustments which were made to average total compensation for the Named Executive Officers as a group (excluding our CEO for the year) for each year to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with FASB ASC Topic 718.
	Non-CEO NEOs
	2022	2021	2020
Average Total Compensation as Reported in Summary Compensation Table	$5,909,537	$4,632,973	$2,429,455
Average Reported Value of Equity Awards Granted During the Year	$(4,770,788)	$(2,250,001)	$(1,464,204)
Average Year End Fair Value of Equity Awards Granted in the Year	$2,524,588	$3,097,205	$1,418,019
Year-over-Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(1,943,671)	$1,455,792	$(1,249,387)
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$—	$—
Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(90,273)	$26,450	$(312,805)
Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	$(49,725)	$—	$(49,976)
Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Average Compensation Actually Paid to NEO	$1,579,668	$6,962,418	$771,103

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

COMPENSATION ACTUALLY PAID AND TSR

						Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]

COMPENSATION ACTUALLY PAID AND NET INCOME (LOSS)

		Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]

COMPENSATION ACTUALLY PAID AND COMPENSATION EBITDA

						Compensation Actually Paid vs. Compensation EBITDA
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “—Compensation Philosophy and Objectives,” the Company’s executive compensation program reflects a compensation package for executive officers that is tied to our corporate performance and aligned with the interests of our shareholders. The metrics that the Company uses for both our AIP and our long-term incentive plan are selected based on an objective of achieving financial and strategic objectives through prudent business judgment and appropriate risk taking. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s Named Executive Officers, for the most recently completed year, to the Company’s performance are as follows:

Most Important Performance Measures
Compensation EBITDA
Compensation Fee Revenue
Compensation EBITDA Margin

Total Shareholder Return Amount	[5]	$ 61	109	73
Peer Group Total Shareholder Return Amount	[6]	116	173	99
Net Income (Loss)		$ 196,400,000	$ 250,000,000	$ (220,500,000)
Company Selected Measure Amount	[7]	963,000,000	877,000,000	450,000,000
PEO Name		Mr. Forrester			Mr. White
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Compensation EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Compensation Fee Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Compensation EBITDA Margin
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,603,359)	$ (15,000,003)	$ (7,113,074)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,965,165	20,428,663	6,154,568
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,951,950)	4,462,058	(3,633,452)
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(111,276)	1,118,410	(3,994,284)
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(132,585)
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,770,788)	(2,250,001)	(1,464,204)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,524,588	3,097,205	1,418,019
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,943,671)	1,455,792	(1,249,387)
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(90,273)	$ 26,450	(312,805)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (49,725)		$ (49,976)

[1]

(1)	Mr. White served as our Chief Executive Officer in 2020 and 2021, and Mr. Forrester served as our Chief Executive Officer in 2022. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Forrester in 2022 and for Mr. White in 2021 and 2020, respectively, in the “Total” column of the Summary Compensation Table. Refer to “—Executive Compensation Tables—Summary Compensation Table.”

[2]
(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Forrester in 2022 and to Mr. White in 2021 and 2020, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such individuals during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below shows adjustments which were made to our CEO’s total compensation for each year to determine the “compensation actually paid”. For such adjustments, equity values were calculated in accordance with FASB ASC Topic 718.

	2022 (Forrester)	2021 (White)	2020 (White)
Total Compensation as Reported in Summary Compensation Table	$8,587,627	$19,990,492	$9,056,207
Reported Value of Equity Awards Granted During the Year	$(5,603,359)	$(15,000,003)	$(7,113,074)
Year End Fair Value of Equity Awards Granted in the Year	$2,965,165	$20,428,663	$6,154,568
Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(3,951,950)	$4,462,058	$(3,633,452)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$—	$—
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(111,276)	$1,118,410	$(3,994,284)
Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	$(132,585)	$—	$—
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid to CEO	$1,753,622	$30,999,620	$469,965

[3]	(3)The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding our CEO in each year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Named Executive Officers (excluding our CEO each year) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Johnston, Mr. White, Ms. MacKay and Mr. McDonald; (ii) for 2021, Duncan Palmer, Mr. Johnston, Mr. Forrester, Ms. MacKay and Nathaniel Robinson; and (iii) for 2020, Mr. Palmer, Mr. Forrester, Ms. MacKay and Brett Soloway.
[4]	(4)The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding our CEO for the year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding our CEO for the year) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below shows adjustments which were made to average total compensation for the Named Executive Officers as a group (excluding our CEO for the year) for each year to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with FASB ASC Topic 718.
	Non-CEO NEOs
	2022	2021	2020
Average Total Compensation as Reported in Summary Compensation Table	$5,909,537	$4,632,973	$2,429,455
Average Reported Value of Equity Awards Granted During the Year	$(4,770,788)	$(2,250,001)	$(1,464,204)
Average Year End Fair Value of Equity Awards Granted in the Year	$2,524,588	$3,097,205	$1,418,019
Year-over-Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(1,943,671)	$1,455,792	$(1,249,387)
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$—	$—	$—
Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(90,273)	$26,450	$(312,805)
Average Fair Value at the End of the Prior Year of Equity Awards Forfeited in the Year	$(49,725)	$—	$(49,976)
Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Average Compensation Actually Paid to NEO	$1,579,668	$6,962,418	$771,103

[5]	(5)Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	(6)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is comprised of three global commercial real estate services companies publicly traded in the United States: Jones Lang LaSalle Incorporated (NYSE: JLL), CBRE Group, Inc. (NYSE: CBRE), and Colliers International Group Inc. (NASDAQ: CIGI). This group represents our “Direct Peers” as disclosed in the Compensation Discussion and Analysis section of our Proxy Statement in 2022, 2021 and 2020.
[7]	(7)Adjusted EBITDA is defined as net income plus depreciation and amortization, interest expense net of interest income, provision for income taxes, unrealized loss on investments (net), integration and other cost related to merger, pre-IPO stock-based compensation, acquisition related costs and efficiency initiatives, and other items. Compensation EBITDA is defined as Adjusted EBITDA further adjusted for (a) currency rate fluctuations, (b) certain government subsidiaries and (c) certain other one-time items outside of our control. While the Company uses numerous financial and non-financial measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Compensation EBITDA represents the most important measure used by the Company to link compensation actually paid to our Named Executive Officers to Company performance for the most recently completed year.